Long-term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

21. Long-Term Debt

		December 31
	2015	2014

Senior secured term B facility, net of debt discount $nil (2014 - $1,480)	$-	$488,520
Senior secured term A facility	500,000	-
Senior secured revolving credit	980,782	998,913
IRBs	64,000	64,000
Other	5,938	6,612
	1,550,720	1,558,045
Less current portion of long-term debt	494	5,428
	$1,550,226	$1,552,617

Consolidated credit agreement

Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”). The consolidated facility was originally amended and restated on November 26, 2013 and was further amended and restated on June 30, 2015. The November 26, 2013 amendment resulted in lower applicable margins on both the term B facility and consolidated revolver drawings and extended the maturity of the consolidated revolver to October 24, 2018. The June 30, 2015 amendment resulted in the replacement of the term B facility with a senior secured term A facility (the “term A facility”), coupled with a further decline in applicable margins, excluding margins on letters of credit, the removal of the LIBOR floor on term loan borrowings and an extension of the consolidated facility’s maturity to June 30, 2020. The consolidated facility is guaranteed by all subsidiaries of the Company, excluding certain subsidiaries as permitted by the consolidated facility.

The consolidated facility is now comprised of a $500,000 term A facility and a $1,850,000 senior secured revolving facility (the “consolidated revolver”) maturing June 30, 2020. The consolidated facility has a $1,000,000 accordion feature, which is available subject to certain conditions. Proceeds from the original consolidated facility were used to refinance previously existing indebtedness, while proceeds from the current consolidated facility were used to refinance the term B facility. Drawings on the current consolidated facility may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and general corporate purposes. Amounts drawn under the consolidated revolver, plus accrued interest, are repayable in full at maturity. Amounts outstanding under the term A facility, plus accrued interest, are also repayable in full at maturity. The term A facility is also subject to mandatory prepayment if certain conditions exist, which include net cash proceeds from the sale of assets and the issuance of additional indebtedness that does not constitute permitted indebtedness, each of which are subject to various conditions.

The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all present and future assets of it and its subsidiaries, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company’s direct and indirect subsidiaries, subject to certain conditions. Certain subsidiaries, real estate and certain other equipment are excluded from the first priority perfected security requirement unless requested by the lenders.

The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from two of Standard & Poor’s, Moody’s or Fitch of at least BBB- or equivalent (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided that any incremental term A facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 so long as the unsecured indebtedness remains outstanding or if the Company elects to increase the ratio to four and one half times for four consecutive quarters upon the completion of any acquisition or series of acquisitions for consideration in excess of $250,000. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.

Borrowings on the consolidated revolver are available in either U.S. or Canadian dollars. Applicable margins are dependent on the Company’s leverage ratio. If an event of default occurs, the applicable margin on all obligations owing under the consolidated facility will increase by 2.0% per annum. Pricing on the consolidated facility is as follows:

	Term A facility - Euro based loans	Term A facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin - minimum	1.00%	0.00%	1.00%	1.00%	0.00%
Applicable margin - maximum	1.75%	0.75%	1.75%	1.75%	0.75%
Fee rate - minimum						1.00%	0.20%
Fee rate - maximum						1.75%	0.35%
Frequency of payments	In arrears, for applicable term	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

Details of outstanding debt - credit facilities
	December 31
	2015	2014

Term B facility
Amount drawn	$-	$490,000
Interest rate applicable	0.00%	3.00%

Term A facility
Amount drawn	$500,000	$-
Interest rate applicable	2.11%	0.00%

Consolidated revolver
Amount drawn	$980,782	$998,913
Letters of credit	$177,141	$200,212
Available	$692,077	$650,875
Amount drawn - Euro based loan	$587,500	$575,000
Interest rate applicable - Euro based loan	2.08%	1.99%
Amount drawn - BAs	$376,057	$415,913
Interest rate applicable - BAs	2.44%	3.11%
Amount drawn - U.S. based loan	$10,000	$8,000
Interest rate applicable - U.S. based loan	3.75%	4.00%
Amount drawn - Canadian prime rate loan	$7,225	$-
Interest rate applicable - Canadian prime rate loan	3.20%	3.75%
Commitment - rate applicable	0.300%	0.375%

IRBs

The Company entered into the following IRB facilities which are available to fund a portion of landfill construction activities and equipment, vehicle and container expenditures at its Seneca Meadows landfill and in its Pennsylvania and Texas operations: Pennsylvania Economic Development Corporation IRB (“PA IRB Facility”), Mission Economic Development Corporation IRB (“TX IRB Facility”) and 2009 Seneca County Industrial Development Agency IRB (“2009 Seneca IRB Facility”).

IRB Facility	Date entered	Term, expressed in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$5,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn

		December 31
	2015	2014

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.07%	0.10%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.06%	0.08%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$542	$521
Current daily interest rate	0.08%	0.10%

Loss on extinguishment of debt –

		December 31
	2015	2014

Write-off of debt discount	$1,246	$-
Write-off of deferred financing costs	$1,477	$-
Loss on extinguishment of debt	$2,723	$-

Other

In connection with the WSI acquisition, the Company assumed a note that was originally payable to WCA of Florida LLC (“WCA”) and subsequently assigned to Credit Suisse. The note had an original issue date of June 29, 2007 and was originally issued for $10,500. The note was non-interest bearing and required payments of $125 per month until its maturity in June 2014. The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note was secured by the WCA assets acquired. At December 31, 2014, the note had been repaid in full.

At December 31, 2015, the Company has capital lease obligations of $5,938 (2014 - $6,612) with maturities and interest rates ranging from 2020 to 2025 and 5.00% to 24.80%, respectively. Future minimum lease payments required under capital lease obligations in each of the next five years ending December 31 and thereafter are as follows:

2016	$1,150
2017	1,192
2018	1,235
2019	1,280
2020	1,269
Thereafter	2,790
8,916
Less amount representing interest	2,978
Present value of minimum capital lease obligations	$5,938

Consolidated long-term debt

The Company is subject to various covenants and restrictions contained in its long-term debt financing agreements. At December 31, 2015 and 2014 the Company is in compliance with all covenants and restrictions included in these agreements.

Interest on long-term debt amounted to $57,216 (2014 - $61,917) and includes the amortization of deferred financing and debt discount costs but excludes capitalized interest.

Principal repayments, excluding capital lease obligations, required in each of the next five years ending December 31, and thereafter, are as follows:

2016	$-
2017	-
2018	-
2019	-
2020	1,480,782
Thereafter	64,000
$1,544,782